Fees Summary	Oct. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 452,812,500.00
Previously Paid Amount	54,923.52
Total Fee Amount	62,533.41
Total Offset Amount	0.00
Net Fee	$ 7,609.89